Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	-	8	42	602
Acquisition costs – cash	10	8	-	83	14	3	-	118
Balance, December 31, 2019	298	230	42	83	14	11	42	720

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	-	62,215	63,877
Administration	1	1	-	-	-	-	12	14
Corporate social responsibility	2	1	-	-	-	-	-	3
Property maintenance	7	7	-	-	-	-	17	31
Drilling	32	-	12	15	5	-	197	261
Environmental, health and safety	-	-	-	-	-	-	8	8
Geology	24	14	1	15	6	-	140	200
Geophysics	1	1	4	3	2	-	28	39
Helicopter charter aircraft (recovery)	-	-	-	-	-	-	(21)	(21)
Infrastructure	-	-	-	-	-	-	11	11
Write-off	-	-	-	-	-	(11)	(26,499)	(26,510)
	67	24	17	33	13	(11)	(26,107)	(25,964)
Balance, December 31 ,2019	1,498	233	39	33	13	(11)	36,108	37,913
Total, December 31, 2019	1,796	463	81	116	27	-	36,150	38,633

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	-	6	36	534
Acquisition costs – cash	10	8	42	2	6	68
Balance December 31, 2018	288	222	42	8	42	602

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	2	2	1	-	486	491
Corporate social responsibility	1	1	-	-	58	60
Environment, health And safety	-	-	-	-	135	135
Property maintenance	2	2	-	-	18	22
Drilling expenses	219	-	-	-	4,270	4,489
Camp operations	-	-	-	-	2,943	2,943
Helicopter charter aircraft	-	-	-	-	4,138	4,138
Geology	40	17	20	-	662	739
Geophysics	29	-	1	-	824	854
Infrastructure	-	-	-	-	31	31
Technical studies	-	-	-	-	15	15
	293	22	22	-	13,580	13,917
Balance December 31, 2018	1,431	209	22	-	62,215	63,877
Total, December 31, 2018	1,719	431	64	8	62,257	64,479

Schedule of Exploration and Evaluation Assets Consideration

Consideration is as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	Acquisition costs	Exploration expenditures
Within 5 days of TSXV approval (received on October 24, 2019)	$25 cash (paid) and 300 post-consolidated common shares (issued)	-
On or before September 25, 2020	$100 cash	Aggregate of at least $500
On or before September 25, 2021	$200 cash	Aggregate of at least an additional $1,000
On or before September 25, 2022	$300 cash	Aggregate of at least an additional $1,000
On or before September 25, 2023	$400 cash	Aggregate of at least an additional $1,000
On or before September 25, 2024	$500 cash	Aggregate of at least an additional $1,000